Credit Impairment Losses and Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	30 June 2022	30 June 2021
	£m	£m
Credit impairment losses/(write-backs):
Loans and advances to customers	114	(33)
Recoveries of loans and advances, net of collection costs	(6)	(13)
Off-balance sheet exposures (See Note 24)	10	(24)
	118	(70)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 24)	121	191
Releases for residual value and voluntary termination	(3)	(1)
	118	190
	236	120